GENERAL INFORMATION (Details)	Dec. 31, 2022 vessels tanker_size dwt
Disclosure of general information [Line Items]
Number of sizes of oil tankers | tanker_size	2
Number of vessels in fleet	70
Aggregate vessel capacity | dwt	13,100,000
Number of vessels owned	66
Number of vessels under commercial management	4
VLCC vessels
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Number of vessels owned	21
Number of newbuild vessels	2
VLCC vessels | Maximum
Disclosure of general information [Line Items]
Vessel size | dwt	320,000
VLCC vessels | Minimum
Disclosure of general information [Line Items]
Vessel size | dwt	200,000
Suezmax tanker
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Number of vessels owned	27
Number of vessels under commercial management	2
Suezmax tanker | Maximum
Disclosure of general information [Line Items]
Vessel size | dwt	170,000
Suezmax tanker | Minimum
Disclosure of general information [Line Items]
Vessel size | dwt	120,000
LR2 Tanker
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Number of vessels owned	18
Number of vessels under commercial management	2
LR2 Tanker | Maximum
Disclosure of general information [Line Items]
Vessel size | dwt	115,000
LR2 Tanker | Minimum
Disclosure of general information [Line Items]
Vessel size | dwt	110,000